Derivatives	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives

As discussed under “Derivatives” in Note A — “Accounting Policies,” GALIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting   The following derivatives that do not qualify for hedge accounting under GAAP are included in GALIC’s Balance Sheet at fair value (in millions):

		December 31, 2018		December 31, 2017
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$84	$—	$80	$—
Public company warrants	Equity securities	—	—	4	—
Fixed-indexed and variable-indexed annuities (embedded derivative)	Annuity benefits accumulated	—	2,720	—	2,542
Equity index call options	Equity index call options	184	—	701	—
Equity index put options	Other liabilities	—	1	—	—
Reinsurance contract (embedded derivative)	Other liabilities	—	2	—	4
		$268	$2,723	$785	$2,546

The MBS with embedded derivatives consist of primarily interest-only and principal-only MBS. GALIC records the entire change in the fair value of these securities in earnings. These investments are part of GALIC’s overall investment strategy and represent a small component of GALIC’s overall investment portfolio.

Warrants to purchase shares of publicly traded companies, which represent a small component of GALIC’s overall investment portfolio, are considered to be derivatives that are required to be carried at fair value through earnings.

GALIC’s fixed-indexed and variable-indexed annuities provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market or other financial index. GALIC attempts to mitigate the risk in the index-based component of these products through the purchase and sale of call and put options on the appropriate index. GALIC receives collateral from certain counterparties to support its purchased call option assets (net of collateral required under put option contracts with the same counterparties). This collateral ($103 million at December 31, 2018 and $389 million at December 31, 2017) is shown as funds held as collateral in GALIC’s Balance Sheet with an offsetting liability to return the collateral, which is included in liability for funds held as collateral. GALIC’s strategy is designed so that the change in the fair value of the call and put options will generally offset the economic change in the liabilities from the index participation. Both the index-based component of the annuities and the related call and put options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

As discussed under “Reinsurance” in Note A, GALIC has a reinsurance contract that is considered to contain an embedded derivative.

The following table summarizes the gains (losses) included in GALIC’s Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (in millions):

Derivative	Statement of Earnings Line	2018	2017	2016
MBS with embedded derivatives	Realized losses on securities	$(4)	$(3)	$(7)
Public company warrants	Realized losses on securities	(3)	—	—
Fixed-indexed and variable-indexed annuities (embedded derivative) (*)	Annuity benefits	204	(589)	(211)
Equity index call options	Annuity benefits	(298)	494	141
Equity index put options	Annuity benefits	(1)	—	—
Reinsurance contract (embedded derivative)	Net investment income	2	(2)	(1)
		$(100)	$(100)	$(78)

(*)	The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $44 million in 2018, $25 million in 2017 and $17 million in 2016.

Derivatives Designated and Qualifying as Cash Flow Hedges   As of December 31, 2018, GALIC has entered into sixteen interest rate swaps that are designated and qualify as highly effective cash flow hedges to mitigate interest rate risk related to certain floating-rate securities included in GALIC’s portfolio of fixed maturity securities. The purpose of each of these swaps is to effectively convert a portion of GALIC’s floating-rate fixed maturity securities to fixed rates by offsetting the variability in cash flows attributable to changes in short-term LIBOR.

Under the terms of the swaps, GALIC receives fixed-rate interest payments in exchange for variable interest payments based on short-term LIBOR. The notional amounts of the interest rate swaps generally decline over each swap’s respective life (the swaps expire between August 2019 and June 2030) in anticipation of the expected decline in GALIC’s portfolio of fixed maturity securities with floating interest rates based on short-term LIBOR. The total outstanding notional amount of GALIC’s interest rate swaps increased to $2.35 billion at December 31, 2018 compared to $1.58 billion at December 31, 2017, reflecting six new swaps with an aggregate notional amount at issuance of $911 million entered into in 2018, partially offset by the scheduled amortization discussed above. The fair value of the effective portion of the interest rate swaps in an asset position and included in other assets was $16 million at December 31, 2018 and less than $1 million at December 31, 2017. The fair value of the effective portion of interest rate swaps in a liability position and included in other liabilities was $46 million at December 31, 2018 and $31 million at December 31, 2017. The net unrealized gain or loss on cash flow hedges is included in AOCI, net of DPAC and deferred taxes. Amounts reclassified from AOCI (before DPAC and taxes) to net investment income were losses of $3 million in 2018 compared to income of $6 million in 2017 and $7 million in 2016. There was no ineffectiveness recorded in net earnings during these periods. A collateral receivable supporting these swaps of $135 million at December 31, 2018 and $70 million at December 31, 2017 is included in other assets in GALIC’s Balance Sheet.